Note 13 - Property, Plant and Equipment	6 Months Ended
Jun. 30, 2024
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
13	Property, plant and equipment

Cost	Land and Buildings	Right of use assets	Mine development, infrastructure and other	Assets under construction and decommissioning assets	Plant and equipment	Furniture and fittings	Motor vehicles	Solar Plant&	Total

Balance at January 1, 2023	15,194	525	82,154	46,453	70,485	1,563	3,314	14,138	233,826
Additions*	–	–	–	28,276	538	335	294	163	29,606
Impairments	–	–	(872)	–	(36)	–	–	–	(908)
Disposals	–	–	–	–	(33)	–	–	–	(33)
Reallocate to assets held for sale	–	–	–	–	–	–	–	(14,301)	(14,301)
Reallocations between asset classes	1,492	–	37,116	(39,099)	491	–	–	–	–
Foreign exchange movement	–	(24)	–	(2)	–	(37)	(3)	–	(66)
Balance at December 31, 2023	16,686	501	118,398	35,628	71,445	1,861	3,605	–	248,124
Additions*	–	–	128	8,841	429	38	–	–	9,436
Reallocations between asset classes	–	–	13,409	(12,412)	(997)	–	–	–	–
Foreign exchange movement	–	1	–	–	–	2	–	–	3
Balance at June 30, 2024	16,686	502	131,935	32,057	70,877	1,901	3,605	–	257,563

*	Included in additions is the change in estimate for the decommissioning asset of ($868) (2023: $1,962) due to change in the Life of Mine (“LoM”) estimate to 2041.
&

The solar plant was fully commissioned on February 2, 2023 and the sale agreement between Caledonia Mining Corporation Plc and Caledonia Mining Services (Private) Limited was concluded for the sale of the solar plant.  Depreciation on the solar plant commenced on February 2, 2023 and the power purchase agreement, between Caledonia Mining Services (Private) Limited and Blanket Mine, became effective. From September 28, 2023 the solar plant is classified as held for sale.

In December 2022, the Caledonia board approved a proposal for Caledonia Mining Services (Private) Limited (which owns the solar plant) to issue loan notes pursuant to a loan note instrument (“bonds”) up to a value of $12 million. The decision was taken in order to optimise the capital structure of the Group and provide additional debt instruments to the Zimbabwean financial market.  Refer to note 21.1 for more information on these loan notes.

Accumulated depreciation and Impairment losses	Land and Buildings	Right of use assets	Mine development, infrastructure and other	Assets under construction and decommissioning assets	Plant and equipment	Furniture and fittings	Motor vehicles	Solar Plant	Total

Balance at January 1, 2023	8,350	230	12,368	693	29,257	1,100	2,845	–	54,843
Depreciation for the year	1,012	124	5,459	93	6,573	185	258	782	14,486
Accumulated depreciation for assets reallocated to assets held for sale	–	–	–	–	–	–	–	(782)	(782)
Accumulated depreciation impairments	–	–	(21)	–	(10)	–	–	–	(31)
Foreign exchange movement	–	(9)	–	–	–	(30)	(2)	–	(41)
Balance at December 31, 2023	9,362	345	17,806	786	35,820	1,255	3,101	–	68,475
Depreciation for the period	557	62	3,488	46	3,701	87	117	–	8,058
Foreign exchange movement	–	1	–	–	–	2	–	–	3
Balance at June 30, 2024	9,919	408	21,294	832	39,521	1,344	3,218	–	76,536

Carrying amounts
At December 31, 2023	7,324	156	100,592	34,842	35,625	606	504	–	179,649
At June 30, 2024	6,767	94	110,641	31,225	31,356	557	387	–	181,027